Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accrued Expenses
Summary of accrued expenses

	September 30, 2021	December 31, 2020
Accrued price protection	$1,853,979	$1,853,979
Accrued product returns	5,590,248	9,452,248
Accrued contract rebates	341,715	412,046
Due to Vivus (see Note 14)	2,267,523	2,267,523
Accrued severance	25,417	519,609
Accrued professional fees	31,463	—
Accrued marketing	1,258,255	—
Other accrued expenses	225,514	178,381
Total accrued expenses	$11,594,114	$14,683,786

	December 31, 2020	December 31, 2019
Accrued price protection	$1,853,979	$1,847,639
Accrued product returns	9,452,248	10,707,807
Accrued contract rebates	412,046	1,368,279
Due to Vivus (see Note 14)	2,267,523	2,259,769
Due to third-party logistic provider	—	4,388,600
Accrued severance	519,609	—
Other accrued expenses	178,381	315,168
Total accrued expenses	$14,683,786	$20,887,262